FEDERATED MUNICIPAL ULTRASHORT FUND
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(A portfolio of Federated Fixed Income Securities, Inc.)

Supplement to Prospectus Dated November 30, 2002



Please   consider  the  following   items  when  reading  the   prospectus   for
Institutional Service Shares dated November 30, 2002:



1. On February 13, 2003, the Board of Directors of Federated Municipal Ultrashort Fund voted to approve restructuring the Institutional Service Shares as Class A Shares. To reflect this change, please replace all references to Institutional Service Shares with Class A Shares, except in the Risk/Return Bar Chart and Table.

2. Under the Risk/Return Bar Chart and Table, please replace the first sentence with the following:

"The bar chart and performance table below reflect historical performance data for the Fund's Institutional Service Shares, which were changed to Class A Shares effective February 14, 2003."

Please also replace the first footnote with the following disclosure:

"The  Fund's  Institutional  Service  Shares  were sold  without a sales  charge
(load). The Fund's Class A Shares are subject to a maximum front-end sales charge of 2.00%. The total return shown in the bar chart above, which is based upon net asset value, would have been lower if the front-end sales charge had been included."

3. Under the Average Annual Total Return Table, please replace the table with the following:

                                         Year   Start of
Fund:                                  1        Performance1

Return Before Taxes                    1.95%    2.41%
Return After Taxes on Distributions2   1.95%    2.41%
Return After Taxes on Distributions    2.53%    2.65%
   and Sale of Fund Shares2
LB1MB                                  5.77%    5.94%
LTEMFI                                 2.20%    2.41%

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4. Under the  heading,  "What are the Fund's  Fees and  Expenses,"  replace  the amount for Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) with 2.00%.

In the same section, under the Example, please replace the table with the following:

1 Year                                                           $326
3 Years                                                           592
5 Years                                                           878
10 Years                                                        1,692

5. Under the heading, "What Do Shares Cost," please replace with the following disclosure:

You can purchase,  redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                Maximum Sales Charge


                         Minimum               Front-End
                         Initial/Subsequent    Sales Charge2
                         Investment
 Shares Offered          Amounts 1
 Class A                 $1,500/$100           2.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are
$250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

      SALES CHARGE WHEN YOU PURCHASE

Class A Shares
                        Sales Charge     Sales Charge
                        as a             as a Percentage
                        Percentage       of NAV
                        of Public
Purchase Amount         Offering Price

Less than $50,000       2.00%            2.04%

$50,000 but less than   1.75%            1.78%
$100,000

$100,000 but less than  1.50%            1.52%
$250,000

$250,000 or greater     0.00%            0.00%

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If your investment  qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o    combining concurrent purchases of Shares:

-    by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).


The sales charge will be eliminated when you purchase Shares:

o if you held Institutional Service Shares of the Fund prior to February 14, 2003;

o    within 120 days of redeeming Shares of an equal or greater amount;

o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

6. Under the heading, "How is the Fund Sold," please replace the first and third paragraphs with the following:

The Fund offers two share classes: Institutional Shares and Class A Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

7. Under the heading, "How to Purchase Shares," please replace the first sentence with the following:

"You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated Fund."

At the end of the section, please add the following:


THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

8. Please rename the section entitled "How to Redeem Shares" as "How to Redeem and Exchange Shares."

In the same section, please replace the first paragraph with the following:

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.

In the same section, under the heading titled, "By Mail," please add the following as the last bullet point:

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


In the same section, under the heading titled, "Signature Guarantees," please revise the text as follows:


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


9. Please replace the section entitled, "Systematic Withdrawal Program" with the following:

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.







                                                               February 14, 2003




Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

28177 (2/03)

Cusip 31417P874